Virtus Wealth Masters Fund
Virtus Wealth Masters Fund
Investment Objective
The fund has an investment objective of seeking capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page of the fund’s prospectus and “Alternative Purchase Arrangements” on page of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus Wealth Masters Fund	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus Wealth Masters Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses		1.68%	2.43%	1.43%
Less: Expense Reimbursement	[2]	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.45%	2.20%	1.20%
[1]	Estimated for current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.45% for Class A Shares, 2.20% for Class C Shares and 1.20% for Class I Shares through September 30, 2013. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Virtus Wealth Masters Fund (USD $)	1 Year	3 Year
Class A	714	1,053
Class C	323	736
Class I	123	430

Expense Example, No Redemption Virtus Wealth Masters Fund (USD $)	1 Year	3 Year
Class A	714	1,053
Class C	223	736
Class I	123	430

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks and Performance Principal Investment Strategies
The fund seeks to track the performance of the Horizon Kinetics ISE Wealth Index (Ticker: RCH), a public index maintained by Horizon Kinetics, LLC, the parent company of the fund’s subadviser, and published by International Securities Exchange, LLC. The index is composed of U.S.-listed companies and equity REITs managed by executives who are among the wealthiest individuals in the United States and, in many cases, have accumulated a substantial amount of their personal wealth through the companies that they manage. The issuers have market capitalizations, at time of addition to the index, in excess of $100 million (as of June 30, 2012). The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Correlation to Index. The risk that the performance of the fund and its index may vary somewhat due to factors such as fund flows, transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Equity REIT Securities Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies, including microcap companies may be more volatile than investments in larger companies.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Sector Focused Investing Risk. The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund focuses its assets in a particular market sector, the fund is more vulnerable to conditions that negatively affect such market sector as compared to a fund that does not focus holdings in such securities.

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown.